Offerings - Offering: 1	Sep. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,731,793,824.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 571,337.63
Offering Note	Title of each class of securities to which transaction applies: Common stock, par value $0.01 per share, (the "Common Stock") of TEGNA Inc. ("TEGNA"). Aggregate number of securities to which transaction applies: As of the close of business on September 11, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 169,626,992, which consists of (1) 161,053,302 shares of Common Stock entitled to receive the per share merger consideration of $22.00 per share cash payment (the "Merger Consideration"); (2) 4,982,128 shares of Common Stock, an estimate of the maximum number of shares of Common Stock issuable pursuant to the settlement of restricted stock units, which are entitled to receive the Merger Consideration; (3) 3,138,107 shares of Common Stock, an estimate of the maximum number of shares of Common Stock issuable pursuant to the settlement of performance-based restricted stock units or performance share awards (in each case, assuming achievement of the applicable performance goals at the maximum level), which are entitled to receive the Merger Consideration; and (4) 453,455 shares of Common Stock, an estimate of the maximum number of shares issuable pursuant to the settlement of phantom share unit awards, which are entitled to receive the Merger Consideration. Per unit price or other proposed maximum value of transaction computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of September 11, 2025, the proposed maximum aggregate value of transaction was calculated based on the product of (a) 169,626,992 shares of Common Stock (including 4,982,128 shares of Common Stock estimated to be issuable pursuant to the settlement of restricted stock units, 3,138,107 shares of Common Stock issuable pursuant to the settlement of performance-based restricted stock units or performance share awards (in each case, assuming achievement of the applicable performance goals at the maximum level) and 453,455 shares of Common Stock estimated to be issuable pursuant to the settlement of phantom share unit awards) and (b) the Merger Consideration.